Shareholders' Deficit (Details)		6 Months Ended	12 Months Ended
	Feb. 27, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares	Jul. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Feb. 13, 2024 $ / shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Feb. 28, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares
Shareholders' Deficit
Preferred stock, shares authorized				20,000,000
Ordinary shares, shares authorized (in shares)			6,594,946	210,000,000		6,594,946
Common stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.0001		$ 0.001
Carrying Value | $		$ 86,783,000	$ 91,469,000			$ 86,783,000			$ 91,469,000	$ 91,469,000		$ 91,469,000
Ordinary shares, shares issued (in shares)			786,510	14,535,136
Total			779,908	14,535,136	13,387,636
Convertible preferred stock, shares outstanding			4,939,946
CIK0001838821_ARYA Sciences Acquisition Corp IV
Shareholders' Deficit
Preferred stock, shares authorized		1,000,000	1,000,000									1,000,000
Preference shares, shares issued (in shares)		0	0									0
Preference shares, shares outstanding (in shares)		0	0									0
Common stock, par value (in dollars per share) | $ / shares								$ 0.01
Number of shares redeemed (in shares)	390,815
Carrying Value | $	$ 4,358,804	$ 37,838,923	$ 40,475,949				$ 37,019,896					$ 151,528,894
Voting rights per share		one vote	one vote
Stock conversion basis at time of business combination percentage		20.00%	20.00%
Stock conversion basis at time of business combination		1	1
Class A ordinary shares
Shareholders' Deficit
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Shareholders' Deficit
Ordinary shares, shares authorized (in shares)		479,000,000	479,000,000									479,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001					$ 0.0001				$ 0.0001
Carrying Value | $	$ 4,358,804										$ 115,071,882
Voting rights per share		one vote	one vote
Ordinary shares, shares issued (in shares)		3,799,016	4,189,831									15,449,000
Ordinary shares, shares outstanding (in shares)		3,799,016	4,189,831									15,449,000
Ordinary shares, shares issued (in shares)		499,000	499,000									499,000
Total		499,000	499,000									499,000
Convertible preferred stock, shares outstanding		3,300,016	3,690,831									14,950,000
Class B ordinary shares
Shareholders' Deficit
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Shareholders' Deficit
Ordinary shares, shares authorized (in shares)		20,000,000	20,000,000									20,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001									$ 0.0001
Ordinary shares, shares issued (in shares)		3,737,500	3,737,500
Ordinary shares, shares issued (in shares)	3,737,500	3,737,500	3,737,500								3,737,500	3,737,500
Total	3,737,500	3,737,500	3,737,500								3,737,500	3,737,500